S-K 1602(c) Dilution	Apr. 30, 2026 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.80
Net Tangible Book Value Line Items
Net Tangible Book Value	$ 78,167,500
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,730,917
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.80
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.80
Initial Shareholders [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.0086	[1]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ 25,000	[1]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,916,667	[1]
Private Placement Shares [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 10.00
Net Tangible Book Value Line Items
Net Tangible Book Value	$ 3,142,500
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	314,250
Public Shareholders [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 10.00
Net Tangible Book Value Line Items
Net Tangible Book Value	$ 75,000,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,500,000
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.83
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.20
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.80
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.84
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.20
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.80
No Redemption [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (109,800)
Net Tangible Book Value Adjusted	$ 72,918,950
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,730,917
No Redemption [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (109,800)
Net Tangible Book Value Adjusted	$ 83,766,762
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,324,355
No Redemption [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
No Redemption [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,354,167
No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,354,167
No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(437,500)
No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
No Redemption [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,814,250
No Redemption [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,970,188
No Redemption [Member] | Shares Subject To Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
No Redemption [Member] | Shares Subject To Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
No Redemption [Member] | Net Proceeds from This Offering and the Sale of the Private Placement Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 76,725,000	[2]
No Redemption [Member] | Net Proceeds from This Offering and the Sale of the Private Placement Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	88,143,750	[2]
No Redemption [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	85,000
No Redemption [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	85,000
No Redemption [Member] | Deferred Underwriting Fees [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(3,806,250)	[3]
No Redemption [Member] | Deferred Underwriting Fees [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(4,377,188)	[3]
No Redemption [Member] | Proceeds from Founder Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	25,000
No Redemption [Member] | Proceeds from Founder Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	25,000
No Redemption [Member] | Amount Paid for Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		[4]
No Redemption [Member] | Amount Paid for Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		[4]
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.54
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.49
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.51
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.49
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.57
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.47
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.53
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.47
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (109,800)
Net Tangible Book Value Adjusted	$ 1,725,200
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,230,917
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (109,800)
Net Tangible Book Value Adjusted	$ 1,893,950
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,699,355
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,354,167
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,354,167
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(437,500)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,814,250
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,970,188
Redemption at 100 Percent of Maximum [Member] | Shares Subject To Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(7,500,000)
Redemption at 100 Percent of Maximum [Member] | Shares Subject To Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(8,625,000)
Redemption at 100 Percent of Maximum [Member] | Net Proceeds from This Offering and the Sale of the Private Placement Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 76,725,000	[2]
Redemption at 100 Percent of Maximum [Member] | Net Proceeds from This Offering and the Sale of the Private Placement Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	88,143,750	[2]
Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	85,000
Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	85,000
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Fees [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		[3]
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Fees [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		[3]
Redemption at 100 Percent of Maximum [Member] | Proceeds from Founder Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	25,000
Redemption at 100 Percent of Maximum [Member] | Proceeds from Founder Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	25,000
Redemption at 100 Percent of Maximum [Member] | Amount Paid for Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(75,000,000)	[4]
Redemption at 100 Percent of Maximum [Member] | Amount Paid for Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (86,250,000)	[4]
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.26
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.77
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.23
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.77
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.26
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.78
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.22
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.78
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (109,800)
Net Tangible Book Value Adjusted	$ 55,120,512
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,855,917
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (109,800)
Net Tangible Book Value Adjusted	$ 63,298,559
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,168,105
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,354,167
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,354,167
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(437,500)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,814,250
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,970,188
Redemption at 25 Percent of Maximum [Member] | Shares Subject To Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(1,875,000)
Redemption at 25 Percent of Maximum [Member] | Shares Subject To Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(2,156,250)
Redemption at 25 Percent of Maximum [Member] | Net Proceeds from This Offering and the Sale of the Private Placement Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 76,725,000	[2]
Redemption at 25 Percent of Maximum [Member] | Net Proceeds from This Offering and the Sale of the Private Placement Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	88,143,750	[2]
Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	85,000
Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	85,000
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Fees [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(2,854,688)	[3]
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Fees [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(3,282,891)	[3]
Redemption at 25 Percent of Maximum [Member] | Proceeds from Founder Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	25,000
Redemption at 25 Percent of Maximum [Member] | Proceeds from Founder Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	25,000
Redemption at 25 Percent of Maximum [Member] | Amount Paid for Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(18,750,000)	[4]
Redemption at 25 Percent of Maximum [Member] | Amount Paid for Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (21,562,500)	[4]
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.38
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.65
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.34
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.65
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.38
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.66
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.34
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.65
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (109,800)
Net Tangible Book Value Adjusted	$ 37,322,075
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,980,917
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (109,800)
Net Tangible Book Value Adjusted	$ 42,830,356
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,011,855
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,354,167
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,354,167
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(437,500)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,814,250
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,970,188
Redemption at 50 Percent of Maximum [Member] | Shares Subject To Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(3,750,000)
Redemption at 50 Percent of Maximum [Member] | Shares Subject To Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(4,312,500)
Redemption at 50 Percent of Maximum [Member] | Net Proceeds from This Offering and the Sale of the Private Placement Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 76,725,000	[2]
Redemption at 50 Percent of Maximum [Member] | Net Proceeds from This Offering and the Sale of the Private Placement Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	88,143,750	[2]
Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	85,000
Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	85,000
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Fees [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(1,903,125)	[3]
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Fees [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(2,188,594)	[3]
Redemption at 50 Percent of Maximum [Member] | Proceeds from Founder Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	25,000
Redemption at 50 Percent of Maximum [Member] | Proceeds from Founder Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	25,000
Redemption at 50 Percent of Maximum [Member] | Amount Paid for Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(37,500,000)	[4]
Redemption at 50 Percent of Maximum [Member] | Amount Paid for Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (43,125,000)	[4]
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	3.85
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.18
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.82
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	6.18
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	3.86
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.18
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.82
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 6.18
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (109,800)
Net Tangible Book Value Adjusted	$ 19,523,637
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,105,917
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (109,800)
Net Tangible Book Value Adjusted	$ 22,362,153
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,855,605
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,354,167
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,354,167
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(437,500)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,814,250
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,970,188
Redemption at 75 Percent of Maximum [Member] | Shares Subject To Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(5,625,000)
Redemption at 75 Percent of Maximum [Member] | Shares Subject To Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(6,468,750)
Redemption at 75 Percent of Maximum [Member] | Net Proceeds from This Offering and the Sale of the Private Placement Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 76,725,000	[2]
Redemption at 75 Percent of Maximum [Member] | Net Proceeds from This Offering and the Sale of the Private Placement Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	88,143,750	[2]
Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	85,000
Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	85,000
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Fees [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(951,563)	[3]
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Fees [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(1,094,297)	[3]
Redemption at 75 Percent of Maximum [Member] | Proceeds from Founder Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	25,000
Redemption at 75 Percent of Maximum [Member] | Proceeds from Founder Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	25,000
Redemption at 75 Percent of Maximum [Member] | Amount Paid for Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(56,250,000)	[4]
Redemption at 75 Percent of Maximum [Member] | Amount Paid for Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (64,687,500)	[4]

[1]	Assumes the full surrender and forfeiture of 437,500 founder shares and no exercise of the underwriters’ over-allotment option.
[2]	Expenses applied against gross proceeds include offering expenses of approximately $480,000. See “Use of Proceeds.”
[3]	Represents the value of 45-day over-allotment option from the date of this prospectus granted to the underwriters to purchase an aggregate of up to 1,125,000 additional ordinary shares at the initial public offering price less the underwriting commissions. The underwriters’ over-allotment option is deemed to be a freestanding financial instrument indexed on the shares subject to redemption and will be accounted for as a liability pursuant to ASC 480 if not fully exercised at the time of the initial public offering. The table above assumes that the option has either been fully exercised or has expired with no exercise to purchase additional shares, thus the value of over-allotment liability in both scenario is $0.
[4]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, advisors or their affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business - Permitted Purchases and other Transactions with Respect to Our Securities.”